UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/07

Date of reporting period:	9/30/07

Item 1.                    Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2007

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES 33.4%
	FEDERAL AGENCY OBLIGATIONS 24.2%
$500,000	Federal Farm Credit Bank	5.45%	06/22/15	$497,595
500,000	Federal Farm Credit Bank	6.00%	11/02/15	500,077
500,000	Federal Farm Credit Bank	6.05%	04/18/16	502,255
500,000	Federal Farm Credit Bank	6.25%	08/01/16	505,212
500,000	Federal Farm Credit Bank	6.00%	04/09/19	499,400
500,000	Federal Farm Credit Bank	6.20%	11/08/21	497,972
500,000	Federal Home Loan Bank	5.00%	03/28/11	500,080
250,000	Federal Home Loan Bank	5.00%	12/20/11	249,629
250,000	Federal Home Loan Bank	5.44%	12/23/14	249,118
500,000	Federal Home Loan Bank	5.25%	02/17/15	495,879
500,000	Federal Home Loan Bank	5.55%	05/04/15	498,938
500,000	Federal Home Loan Bank	5.60%	08/24/15	499,029
500,000	Federal Home Loan Bank	6.00%	11/17/15	500,876
500,000	Federal Home Loan Bank	6.00%	12/28/16	500,487
500,000	Federal Home Loan Bank	6.00%	06/29/17	504,596
500,000	Federal Home Loan Bank	5.55%	02/15/18	495,232
300,000	Federal Home Loan Bank	5.70%	02/20/18	298,328
500,000	Federal Home Loan Bank	5.70%	03/23/18	497,076
250,000	Federal Home Loan Bank	5.65%	08/13/18	247,869
500,000	Federal Home Loan Bank	6.00%	07/26/19	498,863
500,000	Federal Home Loan Bank	6.35%	11/16/21	499,933
500,000	Federal Home Loan Bank	5.75%	03/23/22	490,118
500,000	Federal Home Loan Bank	6.00%	08/25/22	494,314
500,000	Federal Home Loan Bank	6.00%	09/01/22	494,343
500,000	Federal Home Loan Mortgage Corp.	6.00%	08/23/13	501,040
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/10/14	500,037
500,000	Federal Home Loan Mortgage Corp.	6.00%	06/05/15	503,683
500,000	Federal Home Loan Mortgage Corp.	6.00%	04/04/16	500,055
440,000	Federal Home Loan Mortgage Corp.	6.00%	10/17/16	440,279
500,000	Federal Home Loan Mortgage Corp.	6.00%	02/08/17	501,665
1,000,000	Federal Home Loan Mortgage Corp.	6.00%	02/21/17	1,002,126
1,000,000	Federal Home Loan Mortgage Corp.	6.00%	04/27/17	1,000,083
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/13/20	499,247
500,000	Federal Home Loan Mortgage Corp.	6.00%	10/26/20	499,041
250,000	Federal Home Loan Mortgage Corp.	5.75%	11/15/21	247,213
500,000	Federal Home Loan Mortgage Corp.	6.00%	03/14/22	496,407

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	FEDERAL AGENCY OBLIGATIONS (continued)
$250,000	Federal Home Loan Mortgage Corp.	6.00%	12/30/22	$247,595
500,000	Federal National Mortgage Association	6.00%	09/25/14	501,217
500,000	Federal National Mortgage Association	5.55%	06/08/15	499,352
500,000	Federal National Mortgage Association	5.55%	06/29/15	499,234
500,000	Federal National Mortgage Association	6.00%	11/23/15	500,136
500,000	Federal National Mortgage Association	6.00%	02/02/16	500,142
500,000	Federal National Mortgage Association	6.00%	11/17/16	500,919
500,000	Federal National Mortgage Association	6.00%	12/08/16	500,139
500,000	Federal National Mortgage Association	5.40%	02/23/17	494,607
500,000	Federal National Mortgage Association	5.60%	03/28/17	498,280
250,000	Federal National Mortgage Association	5.50%	04/08/19	246,224
250,000	Federal National Mortgage Association	5.52%	04/12/19	246,359
250,000	Federal National Mortgage Association	6.00%	05/03/19	250,313
250,000	Federal National Mortgage Association	6.00%	05/24/19	249,864
500,000	Federal National Mortgage Association (e)	5.00%	07/26/19	498,097
250,000	Federal National Mortgage Association	5.63%	08/05/19	247,053
500,000	Federal National Mortgage Association (e)	5.50%	02/10/20	496,064
500,000	Federal National Mortgage Association (e)	5.50%	02/27/20	496,715
500,000	Federal National Mortgage Association	5.50%	02/28/20	490,832
500,000	Federal National Mortgage Association	5.65%	03/09/20	493,324
500,000	Federal National Mortgage Association	5.75%	03/09/20	494,872
500,000	Federal National Mortgage Association	5.75%	03/16/20	494,266
1,500,000	Federal National Mortgage Association	6.00%	04/06/20	1,500,473
500,000	Federal National Mortgage Association	6.00%	04/28/20	498,357
500,000	Federal National Mortgage Association	6.00%	05/19/20	498,347
500,000	Federal National Mortgage Association	5.81%	06/30/20	495,155
1,000,000	Federal National Mortgage Association	5.75%	07/07/20	987,402
500,000	Federal National Mortgage Association	6.00%	08/10/20	497,096
500,000	Federal National Mortgage Association	6.00%	08/18/20	497,058
500,000	Federal National Mortgage Association	6.00%	08/25/20	497,026
500,000	Federal National Mortgage Association	6.00%	10/13/20	496,848
500,000	Federal National Mortgage Association	6.25%	02/23/21	499,704
400,000	Federal National Mortgage Association	6.00%	08/16/22	395,138
500,000	Federal National Mortgage Association	6.00%	03/21/25	493,373
500,000	Federal National Mortgage Association	6.00%	04/04/25	492,884
500,000	Federal National Mortgage Association	6.00%	06/02/25	493,326

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Par Value	Security Description			Market Value
	FIXED INCOME SECURITIES (continued)
	FEDERAL AGENCY OBLIGATIONS (continued)
$500,000	Federal National Mortgage Association	6.00%	07/11/25	$493,420
500,000	Federal National Mortgage Association	6.00%	10/06/25	492,759
				36,482,065
	CORPORATE BONDS 8.5%
	FINANCIAL 4.4%
250,000	Bankers Trust NY Corp.	6.70%	10/01/07	250,000
248,000	Ford Motor Credit Co.	7.375%	10/28/09	243,178
250,000	General Motors Acceptance Corp.	7.75%	01/19/10	247,966
250,000	General Motors Acceptance Corp.	7.25%	03/02/11	242,354
250,000	Ford Motor Credit Co.	5.30%	04/20/11	216,619
250,000	Household Finance Corp.	6.375%	10/15/11	258,181
200,000	Ford Motor Credit Co.	7.00%	11/26/11	176,121
250,000	General Motors Acceptance Corp.	7.00%	02/01/12	237,342
250,000	Goldman Sachs Group (a)	8.00%	03/01/13	272,444
250,000	Allstate Corp.	7.50%	06/15/13	277,134
500,000	Harleysville Group	5.75%	07/15/13	491,778
500,000	General Motors Acceptance Corp.	6.75%	12/01/14	453,189
250,000	Security Benefit Life Insurance Co. (a)	8.75%	05/15/16	280,863
250,000	General Motors Acceptance Corp.	7.25%	09/15/17	220,566
250,000	Lincoln National Corp.	7.00%	03/15/18	270,729
500,000	General Electric Capital Corp.	6.35%	05/12/18	504,079
500,000	Provident Cos.	7.00%	07/15/18	512,128
250,000	Berkley (WR) Corp.	6.15%	08/15/19	248,103
250,000	Household Finance Corp.	5.25%	06/15/23	223,902
250,000	Liberty Mutual Insurance Co. (a)	8.50%	05/15/25	270,341
250,000	Provident Cos.	7.25%	03/15/28	255,686
500,000	Farmers Exchange Capital (a)	7.05%	07/15/28	497,928
				6,650,631
	INDUSTRIAL 3.1%
350,000	Corning Inc.	6.30%	03/01/09	356,049
500,000	SUPERVALU, Inc.	7.875%	08/01/09	516,112
250,000	DaimlerChrysler NA Holding Corp.	7.75%	01/18/11	267,831
250,000	Hertz Corp.	7.40%	03/01/11	242,500
250,000	General Foods Corp.	7.00%	06/15/11	250,187

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Par Value	Security Description			Market Value
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	$253,750
200,000	Ford Motor Co.	9.50%	09/15/11	197,500
250,000	Bombardier Inc. (a) (d)	6.75%	05/01/12	250,625
250,000	General Motors Corp.	7.125%	07/15/13	229,375
250,000	Willamette Industries	7.125%	07/22/13	263,056
250,000	Maytag Corp.	5.00%	05/15/15	237,488
250,000	Servicemaster Co. (f)	7.10%	03/01/18	168,000
350,000	PPG Industries	7.40%	08/15/19	390,304
500,000	Wyeth	6.45%	02/01/24	511,632
500,000	Toro Co.	7.80%	06/15/27	529,064
				4,663,473
	UTILITIES 1.0%
250,000	Xcel Energy Inc.	7.00%	12/01/10	262,285
250,000	TECO Energy, Inc.	7.00%	05/01/12	259,337
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	266,519
250,000	Vectren Utility Holdings, Inc.	5.75%	08/01/18	243,520
250,000	South Jersey Gas Co.	7.125%	10/22/18	273,080
250,000	United Utilities PLC (d)	5.375%	02/01/19	232,810
				1,537,551
	TOTAL CORPORATE BONDS			12,851,655
	ASSET-BACKED SECURITIES 0.5%
	EQUIPMENT LEASES 0.5%
250,000	Continental Airlines	6.32%	11/01/08	249,375
250,000	American Airlines Inc.	7.858%	10/01/11	263,750
193,983	General American Transportation	7.50%	02/28/15	194,268
				707,393
	CONVERTIBLE CORPORATE BONDS 0.2%
	UTILITIES 0.2%
226,200	Noram Energy	6.00%	03/15/12	222,807
	TOTAL FIXED INCOME SECURITIES (cost $50,041,535)			$50,263,920

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Shares	Security Description	Market Value
	COMMON STOCK 64.7%
	BASIC INDUSTRIES 6.2%
65,000	Bemis Co., Inc.	$1,892,150
136,000	H. B. Fuller Co.	4,036,480
125,000	The Valspar Corp.	3,401,250
		9,329,880
	CAPITAL GOODS 6.1%
76,000	Graco Inc.	2,972,360
20,000	Ingersoll-Rand Co. Ltd. (d)	1,089,400
48,000	MTS Systems Corp.	1,996,800
94,000	Pentair, Inc.	3,118,920
		9,177,480
	CONSUMER CYCLICAL 2.9%
62,000	Briggs & Stratton Corp.	1,561,160
15,000	Genuine Parts Co.	750,000
53,000	Home Depot, Inc.	1,719,320
20,000	Sturm, Ruger & Co., Inc. (b)	358,200
		4,388,680
	CONSUMER STAPLE 5.0%
37,000	General Mills, Inc.	2,146,370
12,000	The Hershey Co.	556,920
60,000	Hormel Foods Corp.	2,146,800
25,000	Kimberly-Clark Corp.	1,756,500
25,000	SUPERVALU Inc.	975,250
		7,581,840
	DIVERSIFIED 5.4%
62,000	General Electric Co.	2,566,800
60,000	3M Co.	5,614,800
		8,181,600
	ENERGY 9.0%
25,000	BP p.l.c. ADR (c) (d)	1,733,750
40,000	ConocoPhillips	3,510,800
26,000	Exxon Mobil Corp.	2,406,560
25,000	Murphy Oil Corp.	1,747,250
40,000	Schlumberger, Ltd. (d)	4,200,000
		13,598,360

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Shares	Security Description	Market Value
	COMMON STOCK (continued)
	FINANCIAL 11.7%
15,000	American Express Co.	$890,550
30,000	Associated Banc-Corp.	888,900
20,000	Bank of America Corp.	1,005,400
45,000	JPMorgan Chase & Co., Inc.	2,061,900
20,000	Lincoln National Corp.	1,319,400
31,000	Merrill Lynch & Co., Inc.	2,209,680
12,000	Principal Financial Group	757,080
50,000	TCF Financial Corp.	1,309,000
31,000	The Travelers Companies, Inc.	1,560,540
55,000	U.S. Bancorp	1,789,150
106,000	Wells Fargo & Co.	3,775,720
		17,567,320
	HEALTH CARE 8.2%
50,000	Baxter International Inc.	2,814,000
50,000	Bristol-Myers Squibb Co.	1,441,000
42,000	Eli Lilly & Co.	2,391,060
26,000	Johnson & Johnson	1,708,200
90,000	Pfizer Inc.	2,198,700
40,000	Wyeth	1,782,000
		12,334,960
	TECHNOLOGY 8.0%
70,000	Corning Inc.	1,725,500
98,000	Emerson Electric Co.	5,215,560
56,000	Honeywell International Inc.	3,330,320
15,000	International Business Machines Corp.	1,767,000
		12,038,380
	TRANSPORTATION 1.6%
33,000	United Parcel Service, Inc. – Cl B	2,478,300
	UTILITIES 0.6%
40,000	Xcel Energy Inc.	861,600
	TOTAL COMMON STOCKS (cost $53,946,859)	$97,538,400

SCHEDULE OF INVESTMENTS (unaudited) (continued)  September 30, 2007

Shares	Security Description	Market Value
	SHORT-TERM INVESTMENTS 1.5%
2,316,330	First American Prime Obligations Fund, Class Z (cost $2,316,330)	$2,316,330
	TOTAL INVESTMENTS 99.6% (cost $106,304,724)	$150,118,650
	OTHER ASSETS AND LIABILITIES (NET) 0.4%	540,810
	TOTAL NET ASSETS 100%	$150,659,460

(a)  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Fund's Board of Directors. As of September 30, 2007, these securities represented 1.0% of total net assets.

(b)  Non-income-producing.

(c)  American Depository Receipt.

(d)  Foreign security denominated in U.S. dollars.

(e)  Step Bonds – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2007.

(f)  Security is fair valued. As of September 30, 2007, the fair value of this investment was $168,000 or 0.1% of total net assets.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)  September 30, 2007

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Board of Directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Fund's Board of Directors, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2007, the Fund held one fair valued security with a total value of $168,000, or 0.1% of total net assets.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income taxes

At September 30, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $43,813,926 of which $44,857,094 represented appreciated investment securities and $1,043,168 represented depreciated investment securities.

Item 2.	Controls and Procedures.

a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

	(a)	Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President

Date	11/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/William B. Frels
William B. Frels, President
(principal executive officer)

Date	11/27/07

By (Signature and Title)

* /s/Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	11/27/07

*  Print the name and title of each signing officer under his or her signature.